Aug. 16, 2016
MainStay Money Market Fund (Prospectus Summary) | MainStay Money Market Fund
MainStay Money Market Fund

THE MAINSTAY FUNDS

MainStay Money Market Fund

Supplement dated August 16, 2016 (“Supplement”) to the
Summary Prospectus and Prospectus dated February 29, 2016

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus.

As described in the supplement dated June 24, 2016, effective October 14, 2016 the MainStay Money Market Fund (the “Fund”) will operate as a “retail money market fund,” as such term is defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended. As a “retail money market fund,” effective on or before October 14, 2016, the Fund will adopt, and will work with financial intermediaries to implement, policies and procedures reasonably designed to limit all beneficial owners of the Fund to natural persons.

On or before October 1, 2016, the Fund will begin to redeem any Fund shares held in accounts maintained directly with the Fund that are not beneficially owned by natural persons (“ineligible accounts”). With regard to accounts held through financial intermediary firms, shares held in ineligible accounts may be redeemed prior to October 1, 2016, at a date determined by the financial intermediary. Please consult your financial intermediary for further information.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.